July 9, 2007
VIA FEDERAL EXPRESS & EDGAR
Gregory Belliston
Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Re:	International Stem Cell Corporation Registration Statement on Form SB-2, Amendment No. 4 Filed July 2, 2006 File No. 333-142048
Dear Mr. Belliston:
     This letter is submitted on behalf of International Stem Cell Corporation (the “Company”) in response to the verbal comments of the staff of the Division of Corporate Finance (the “Staff”) of the United States Securities and Exchange Commission (the “Commission”) with respect to Amendment No. 4 to the Company’s registration statement on Form SB-2 (“Registration Statement”) initially filed on April 11, 2006. In terms of format, our summary of the Staff’s verbal comments has been included herein and is followed by the Company’s response. Transmitted herewith is Amendment No. 5 to the Registration Statement (“Amendment No. 5”), which has been marked to reflect the Company’s responses to the Staff’s comments.
FORM SB-2/A4
Comment 1
1.	Please provide further explanation regarding the Company’s method of estimating returns, and supplement the disclosure regarding returns, as necessary.

International Stem Cell Corporation
July 9, 2007

RESPONSE

Although the Company only recently began selling its cell systems and reagents to customers, such products are not new in the market, and are not subject to subject to significant external factors, such as obsolescence or changes in demand. Additionally, many of the products have expiration dates, or are subject to relatively short inspection periods, which limit the potential return period. The Company’s management team has extensive experience in the industry with similar products, and is able to estimate return levels within a reasonable range, in all material respects. As the Company’s product revenues grow, management will supplement its industry experience with Company and product specific experience, which it will incorporate into its estimates of returns. Management has learned from its industry experience that the dollar amounts and return levels tend to be similar across products. Despite the fact that the Company is launching several products, management expects that its sales will be homogeneous in terms of per unit revenues and return levels, such that estimates of returns based on the sales of a few products can be applied to all product sales. The assumption of homogeneity will be monitored, and modifications to the Company’s revenue recognition and/or returns reserve policies will be made, as necessary.

The Company’s policy regarding revenue recognition, as disclosed note 1 to the consolidated financial statements, has been modified, and is repeated here in its entirety:
Product Sales
Revenue from product sales is recognized at the time of shipment to the customer provided all other revenue recognition criteria of the Security and Exchange Commission’s Staff Accounting Bulletin No. 104, Revenue Recognition, have been met. If the customer has a right of return, in accordance with the provisions set forth in the Financial Accounting Standards Board’s (FASB) Statement No. 48, Revenue Recognition When Right of Return Exists (SFAS 48), the Company recognizes product revenues upon shipment, provided that future returns can be reasonably estimated. In the case where returns cannot be reasonably estimated, revenue will be deferred until such estimates can be made.

International Stem Cell Corporation
July 9, 2007

Comment 2
2.	Please confirm the fact that the placement agent warrants (i) can be settled in unregistered shares, (ii) are not eligible for penalty shares and (iii) have been evaluated under EITF 00-19 and are appropriately accounted for as a component of equity.

RESPONSE

We confirm the following three points with respect to the warrants to purchase 2,250,190 shares of the Company’s common stock, issued to Brookstreet Securities Corporation and its agents in our private placement:
(i)	The warrants can be settled in unregistered shares.

(ii)	There are no penalties available to warrant holders or to the holders of warrant shares subsequent to exercise of the warrants.

(iii)	The Company has considered all of the issues described in paragraphs 7-32 of EITF 00-19 and has concluded that the warrants are appropriately accounted for as a component of equity.
     Should you have any questions or comments, or require any additional information with respect to the foregoing, please do not hesitate to contact either Eric Klein on (310) 788-4640, or t he undersigned on the above-referenced number.
Kind regards,

/s/ Sheri M. Watts

Sheri M. Watts
     SMW:ms

cc:	Jeff Krstich Kenneth Aldrich Edward T. Swanson, Esq. Eric Klein, Esq.